AMOUNTS RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF AMOUNTS RECEIVABLE
	March 31, 2023	December 31, 2022
Trades receivable	$130,281	$136,274
Income tax advances	6,129	90,528
Due from shareholders	975	1,002
	$137,385	$227,804